Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	20 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Jun. 29, 2020	Aug. 17, 2018	Dec. 01, 2016	Feb. 29, 2016	Feb. 28, 2017	Feb. 28, 2019	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 29, 2020	Feb. 28, 2022	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2021	Feb. 28, 2023	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2022	Feb. 29, 2024	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2023	Feb. 28, 2025	Feb. 28, 2021	Feb. 28, 2022	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2025	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026
C000220628
Account Value [Line Items]
Line Graph and Table Measure Name								Victory California Bond Fund
Accumulated Value				$ 9,774					$ 9,778				$ 10,067				$ 10,386				$ 11,371				$ 11,372				$ 11,394			$ 10,612			$ 11,213		$ 11,515		$ 11,918
C000034886
Account Value [Line Items]
Accumulated Value				10,000					10,038				10,350				10,712				11,746				11,787				11,838			11,049			11,698		12,039		12,493
C000220629
Account Value [Line Items]
Accumulated Value	$ 1,000,000						$ 1,022,628					$ 1,027,557				$ 960,635				$ 1,017,551				$ 1,047,754				$ 1,087,448
C000114652
Account Value [Line Items]
Accumulated Value				10,000					11,636				13,136				12,976				13,162				15,980				17,228			16,128			18,600		20,352		24,835
C000114650
Account Value [Line Items]
Accumulated Value				10,000					11,068				11,555				11,725				12,755				13,824				13,928			13,045			14,120		15,269		16,967
C000114653
Account Value [Line Items]
Accumulated Value				10,000					12,289				14,390				13,977				13,963				17,672				19,118			17,670			21,367		24,245		30,768
C000034874
Account Value [Line Items]
Accumulated Value				10,000					11,204				12,174				12,161				12,721				14,488				15,033			13,892			15,356		16,592		19,391
C000034896
Account Value [Line Items]
Accumulated Value				10,000					11,325				12,465				12,386				12,791				14,891				15,591			14,470			16,217		17,612		20,917
C000114651
Account Value [Line Items]
Accumulated Value				10,000					11,031				11,803				11,805				12,453				13,887				14,236			13,133			14,127		15,106		17,440
C000034897
Account Value [Line Items]
Accumulated Value				10,000					12,902				16,284				14,283				14,322				19,249				17,417			14,865			17,121		18,046		27,808
C000066846
Account Value [Line Items]
Accumulated Value				1,000,000					1,292,658				1,634,655				1,437,077				1,443,758				1,944,835				1,762,913			1,506,884			1,738,715		1,836,337		2,835,209
C000158652
Account Value [Line Items]
Accumulated Value				10,000					11,821				13,118				13,254				13,355				15,822				18,339			17,455			20,792		23,834		31,872
C000175754
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,044					$ 10,017				$ 10,342				$ 11,170				$ 11,385				$ 11,193				$ 10,500			$ 10,829			$ 11,471		$ 12,217
C000034899
Account Value [Line Items]
Accumulated Value				10,000					9,991				9,940				10,261				11,072				11,276				11,036			10,334			10,640		11,241		11,962
C000159210
Account Value [Line Items]
Accumulated Value				1,000,000					999,833				996,772				1,028,795				1,110,859				1,132,211				1,108,792			1,039,306			1,071,337		1,133,038		1,206,820
C000220607
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Growth and Tax Strategy Fund
Accumulated Value	9,777						11,148					12,004				10,865				12,744				14,120				15,511
C000220605
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Growth and Tax Strategy Fund
Accumulated Value	10,000						11,342					12,123				10,898				12,681				13,949				15,203
C000034866
Account Value [Line Items]
Accumulated Value				10,000					11,077				12,154				12,606				13,809				15,733				16,991			15,435			18,163		20,188		22,241
C000220606
Account Value [Line Items]
Accumulated Value	1,000,000						1,141,867					1,233,474				1,119,916				1,317,355				1,463,871				1,612,348
C000204424
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 9,782					$ 9,729				$ 11,657				$ 12,342				$ 11,798				$ 13,495				$ 14,769			$ 20,699
C000034872
Account Value [Line Items]
Accumulated Value				10,000					11,710				14,322				13,439				13,332				15,945				16,605			15,806			18,041		19,699		27,558
C000066841
Account Value [Line Items]
Accumulated Value				1,000,000					1,172,797				1,434,961				1,348,008				1,337,991				1,601,667				1,669,053			1,589,909			1,815,524		1,983,773		2,777,585
C000034877
Account Value [Line Items]
Accumulated Value				10,000					10,026				10,263				10,592				11,592				11,550				11,665			10,764			11,448		11,915		12,309
C000220622
Account Value [Line Items]
Accumulated Value	1,000,000						1,026,147					1,036,496				957,007				1,016,511				1,058,369				1,093,959
C000220623
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Precious Metals and Minerals Fund
Accumulated Value				9,425					11,533				10,582				10,949				13,016				15,572				16,984			13,677			12,966		19,851		57,341
C000034879
Account Value [Line Items]
Accumulated Value				10,000					12,234				11,233				11,637				13,840				16,591				18,124			14,620			13,884		21,296		61,690
C000066842
Account Value [Line Items]
Accumulated Value				1,000,000					1,226,087				1,131,353				1,175,987				1,402,804				1,683,464				1,842,286			1,488,232			1,416,279		2,174,113		6,301,606
C000220633
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Sustainable World Fund
Accumulated Value				9,424					11,186				13,067				13,193				14,082				17,965				19,232			17,534			21,963		24,855		30,793
C000034893
Account Value [Line Items]
Accumulated Value				10,000					11,893				13,937				14,110				15,104				19,316				20,730			18,953			23,803		27,007		33,579
C000159208
Account Value [Line Items]
Accumulated Value				1,000,000					1,190,341				1,394,906				1,412,474				1,512,888				1,936,749				2,079,086			1,902,323			2,390,627		2,715,083		3,375,685
C000158651
Account Value [Line Items]
Accumulated Value				10,000					11,429				12,367				12,304				13,007				16,357				18,108			15,789			18,571		20,525		24,386
C000220611
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Tax Exempt Intermediate-Term Fund
Accumulated Value				9,777					9,673				9,977				10,357				11,246				11,363				11,296			10,700			11,212		11,639		12,160
C000034870
Account Value [Line Items]
Accumulated Value				10,000					9,921				10,260				10,676				11,621				11,771				11,731			11,140			11,701		12,175		12,751
C000220612
Account Value [Line Items]
Accumulated Value	1,000,000						1,033,933					1,032,077				979,612				1,030,176				1,072,257				1,123,480
C000220616
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Tax Exempt Long-Term Fund
Accumulated Value				9,778					9,816				10,123				10,418				11,463				11,530				11,627			10,558			11,193		11,722		12,178
C000034873
Account Value [Line Items]
Accumulated Value				10,000					10,064				10,415				10,741				11,843				11,935				12,059			10,974			11,657		12,231		12,732
C000220617
Account Value [Line Items]
Accumulated Value	1,000,000						1,039,050					1,050,393				956,210				1,015,878				1,066,284				1,109,502
C000220625
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Tax Exempt Short-Term Fund
Accumulated Value				9,779					9,752				9,848				10,050				10,357				10,456				10,375			10,139			10,560		10,999		11,447
C000034881
Account Value [Line Items]
Accumulated Value				10,000					10,000				10,127				10,361				10,693				10,830				10,770			10,544			11,001		11,470		11,976
C000220626
Account Value [Line Items]
Accumulated Value	1,000,000						1,018,919					1,015,182				994,090				1,037,594				1,082,301				1,130,432
C000220631
Account Value [Line Items]
Line Graph and Table Measure Name								Victory Virginia Bond Fund
Accumulated Value				9,779					9,828				10,048				10,345				11,137				11,229				11,185			10,395			10,970		11,315		11,674
C000034891
Account Value [Line Items]
Accumulated Value				10,000					10,066				10,315				10,651				11,493				11,609				11,591			10,808			11,419		11,815		12,207
C000220632
Account Value [Line Items]
Accumulated Value	1,000,000						1,024,814					1,023,569				954,810				1,010,293				1,044,887				1,080,923
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Index
Accumulated Value				10,000					10,320				10,420				10,753				11,964				12,219				11,885			10,780			11,217		11,924		12,703
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Index
Accumulated Value				10,000					10,320				10,420				10,753				11,964				12,219				11,885			10,780			11,217		11,924		12,703
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				1,000,000					1,220,780				1,450,175				1,438,009				1,493,888				1,945,751				2,097,672			1,924,389			2,369,849		2,726,775		3,386,321
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000		10,140					10,191				10,514				11,743				11,905				11,590				10,464			10,812			11,440		12,156
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,142				10,193				10,516				11,744				11,907				11,592			10,465			10,813		11,441		12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					1,014,152				1,019,275				1,051,584				1,174,438				1,190,686				1,159,202			1,046,507			1,081,323		1,144,129		1,215,756
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000						12,619					14,687				13,557				17,686				20,941				24,499
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000						12,619					14,687				13,557				17,686				20,941				24,499
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000					12,498				14,635				15,320				16,575				21,761				25,327			23,379			30,499		36,112		42,249
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	1,000,000						1,261,885					1,468,696				1,355,731				1,768,585				2,094,114				2,449,934
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value		10,000				9,819					9,764				11,956				12,294				11,908				13,624				14,818			19,951
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value				10,000					11,575				13,905				13,065				12,991				15,908				16,358			15,844			18,127		19,717		26,545
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value				1,000,000					1,157,541				1,390,520				1,306,507				1,299,069				1,590,787				1,635,778			1,584,355			1,812,678		1,971,653		2,654,505
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				1,000,000					1,220,780				1,450,175				1,438,009				1,493,888				1,945,751				2,097,672			1,924,389			2,369,849		2,726,775		3,386,321
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				1,000,000					1,220,780				1,450,175				1,438,009				1,493,888				1,945,751				2,097,672			1,924,389			2,369,849		2,726,775		3,386,321
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index
Accumulated Value				10,000					12,208				14,502				14,380				14,939				19,458				20,977			19,244			23,698		27,268		33,863
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper California Municipal Debt Funds Index
Accumulated Value				10,000					10,016				10,327				10,680				11,807				11,782				11,743			10,951			11,593		12,016		12,486
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper California Municipal Debt Funds Index
Accumulated Value				10,000					10,016				10,327				10,680				11,807				11,782				11,743			10,951			11,593		12,016		12,486
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper California Municipal Debt Funds Index
Accumulated Value	1,000,000						1,029,271					1,025,850				956,717				1,012,791				1,049,733				1,090,805
Cornerstone Aggressive Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Aggressive Composite Index
Accumulated Value				10,000					11,903				13,531				13,722				14,433				18,038				19,190			17,733			20,837		23,485		28,502
Cornerstone Conservative Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Conservative Composite Index
Accumulated Value				10,000					10,693				11,128				11,439				12,546				13,507				13,442			12,289			13,185		14,218		15,664
Cornerstone Equity Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Equity Composite Index
Accumulated Value				10,000					12,282				14,329				14,445				14,972				19,494				21,136			19,560			23,584		26,920		33,641
Cornerstone Moderate Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Moderate Composite Index
Accumulated Value				10,000					11,290				12,296				12,564				13,516				15,728				16,178			14,887			16,743		18,464		21,358
Cornerstone Moderately Aggressive Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Moderately Aggressive Composite Index
Accumulated Value				10,000					11,487				12,684				12,927				13,797				16,435				17,100			15,761			17,966		19,951		23,466
Cornerstone Moderately Conservative Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name								Cornerstone Moderately Conservative Composite Index
Accumulated Value				10,000					11,088				11,885				12,177				13,186				14,952				15,227			13,985			15,479		16,947		19,277
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Accumulated Value				10,000					12,946				16,895				15,225				14,938				20,323				18,151			15,377			16,720		18,404		27,599
Lipper Emerging Markets Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Emerging Market Funds Index
Accumulated Value				10,000					12,990				16,617				14,963				14,978				20,806				18,219			15,696			17,376		18,618		28,036
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Accumulated Value				1,000,000					1,294,570				1,689,534				1,522,481				1,493,823				2,032,294				1,815,138			1,537,687			1,671,976		1,840,378		2,759,861
Lipper Emerging Markets Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Emerging Market Funds Index
Accumulated Value				1,000,000					1,298,961				1,661,735				1,496,346				1,497,799				2,080,561				1,821,858			1,569,555			1,737,575		1,861,844		2,803,613
MSCI World High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World High Dividend Yield Index
Accumulated Value				10,000					11,742				13,094				13,377				13,363				15,112				17,159			16,579			18,455		20,995		25,827
Lipper Global Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Global Equity Income Funds Index
Accumulated Value				10,000					11,593				12,986				12,999				13,170				15,245				16,896			16,252			18,463		21,153		26,774
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Accumulated Value			10,000		10,074					10,049				10,381				11,189				11,358				11,064				10,227			10,535			11,148		11,864
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate U.S. Government Funds Index
Accumulated Value			$ 10,000		$ 10,072					$ 10,012				$ 10,303				$ 11,268				$ 11,403				$ 11,137				$ 10,111			$ 10,357			$ 10,917		$ 11,580
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Accumulated Value				10,000					9,992				9,966				10,296				11,097				11,265				10,973			10,143			10,448		11,056		11,767
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate U.S. Government Funds Index
Accumulated Value				10,000					9,955				9,895				10,183				11,137				11,270				11,007			9,993			10,237		10,790		11,445
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Accumulated Value				1,000,000					999,162				996,646				1,029,581				1,109,740				1,126,476				1,097,263			1,014,254			1,044,808		1,105,614		1,176,650
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate U.S. Government Funds Index
Accumulated Value				1,000,000					995,489				989,491				1,018,288				1,113,701				1,127,039				1,100,705			999,293			1,023,677		1,079,003		1,144,522
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,000						10,210					10,142				9,625				10,147				10,447				10,966
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Composite Index
Accumulated Value	10,000						11,291					12,164				11,433				13,423				14,835				16,457
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Composite Index
Accumulated Value	10,000						11,370					12,097				11,281				13,293				14,617				16,107
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,000						10,210					10,142				9,625				10,147				10,447				10,966
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Composite Index
Accumulated Value	10,000						11,291					12,164				11,433				13,423				14,835				16,457
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Composite Index
Accumulated Value	10,000						11,370					12,097				11,281				13,293				14,617				16,107
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,276				10,701				11,713				11,837				11,759			11,159			11,764		12,112		12,713
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Composite Index
Accumulated Value				10,000					11,211				12,296				12,876				14,057				16,288				17,547			16,493			19,363		21,401		23,741
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Composite Index
Accumulated Value				10,000					11,213				12,284				12,782				13,877				15,951				16,971			15,826			18,649		20,506		22,596
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000						1,020,951					1,014,217				962,513				1,014,664				1,044,707				1,096,557
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Composite Index
Accumulated Value	1,000,000						1,129,113					1,216,361				1,143,306				1,342,251				1,483,547				1,645,734
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Composite Index
Accumulated Value	1,000,000						1,137,029					1,209,708				1,128,118				1,329,318				1,461,735				1,610,721
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper International Funds Index
Accumulated Value		$ 10,000				$ 9,733					$ 9,878				$ 12,516				$ 12,636				$ 11,977				$ 13,694				$ 15,102			$ 20,040
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper International Funds Index
Accumulated Value				10,000					11,551				14,007				13,065				13,259				16,800				16,961			16,077			18,381		20,272		26,899
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper International Funds Index
Accumulated Value				1,000,000					1,155,147				1,400,714				1,306,461				1,325,929				1,679,998				1,696,065			1,607,695			1,838,138		2,027,155		2,689,875
Lipper New York Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper New York Municipal Debt Funds Index
Accumulated Value				10,000					10,117				10,319				10,796				11,916				11,835				11,874			11,029			11,741		12,096		12,543
Lipper New York Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper New York Municipal Debt Funds Index
Accumulated Value	1,000,000						1,032,396					1,035,786				962,081				1,024,171				1,055,189				1,094,154
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Gold Miners Investable Market Index
Accumulated Value				10,000					11,764				10,742				11,031				14,021				16,754				18,628			14,446			14,374		22,772		69,174
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Precious Metals Equity Funds Index
Accumulated Value				10,000					12,594				11,462				11,621				13,730				16,846				18,515			14,809			13,936		21,303		62,029
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Gold Miners Investable Market Index
Accumulated Value				10,000					11,764				10,742				11,031				14,021				16,754				18,628			14,446			14,374		22,772		69,174
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Precious Metals Equity Funds Index
Accumulated Value				10,000					12,594				11,462				11,621				13,730				16,846				18,515			14,809			13,936		21,303		62,029
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Gold Miners Investable Market Index
Accumulated Value				1,000,000					1,176,446				1,074,177				1,103,055				1,402,058				1,675,364				1,862,757			1,444,637			1,437,361		2,277,173		6,917,431
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Precious Metals Equity Funds Index
Accumulated Value				1,000,000					1,259,435				1,146,171				1,162,051				1,373,033				1,684,603				1,851,533			1,480,939			1,393,648		2,130,339		6,202,899
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Global Funds Index
Accumulated Value				10,000					12,268				14,400				14,102				14,494				19,381				19,890			18,249			22,389		25,292		30,411
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Global Funds Index
Accumulated Value				10,000					12,268				14,400				14,102				14,494				19,381				19,890			18,249			22,389		25,292		30,411
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Global Funds Index
Accumulated Value				1,000,000					1,226,824				1,440,002				1,410,237				1,449,357				1,938,099				1,989,011			1,824,934			2,238,902		2,529,246		3,041,137
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Index
Accumulated Value				10,000					10,320				10,420				10,753				11,964				12,219				11,885			10,780			11,217		11,924		12,703
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 1-15 Years Blend Index
Accumulated Value				10,000					10,002				10,178				10,596				11,407				11,564				11,434			11,094			11,606		11,937		12,607
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate Municipal Debt Funds Index
Accumulated Value				10,000					9,982				10,195				10,565				11,410				11,509				11,411			10,939			11,503		11,908		12,528
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 1-15 Years Blend Index
Accumulated Value				10,000					10,002				10,178				10,596				11,407				11,564				11,434			11,094			11,606		11,937		12,607
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate Municipal Debt Funds Index
Accumulated Value				10,000					9,982				10,195				10,565				11,410				11,509				11,411			10,939			11,503		11,908		12,528
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 1-15 Years Blend Index
Accumulated Value	1,000,000						1,017,005					1,005,601				975,624				1,020,662				1,049,826				1,108,735
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Intermediate Municipal Debt Funds Index
Accumulated Value	1,000,000						1,023,356					1,014,666				972,710				1,022,776				1,058,813				1,113,991
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper General & Insured Municipal Debt Funds Index
Accumulated Value				10,000					10,057				10,379				10,768				11,890				11,981				11,968			11,147			11,828		12,277		12,800
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper General & Insured Municipal Debt Funds Index
Accumulated Value				10,000					10,057				10,379				10,768				11,890				11,981				11,968			11,147			11,828		12,277		12,800
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper General & Insured Municipal Debt Funds Index
Accumulated Value	1,000,000						1,037,475					1,036,323				965,277				1,024,220				1,063,112				1,108,381
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Short (1-5 Years) Index
Accumulated Value				10,000					10,035				10,090				10,342				10,735				10,908				10,769			10,606			10,991		11,356		11,849
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Short Municipal Debt Funds Index
Accumulated Value				10,000					10,025				10,104				10,287				10,573				10,667				10,577			10,517			10,912		11,314		11,736
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Short (1-5 Years) Index
Accumulated Value				10,000					10,035				10,090				10,342				10,735				10,908				10,769			10,606			10,991		11,356		11,849
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Short Municipal Debt Funds Index
Accumulated Value				10,000					10,025				10,104				10,287				10,573				10,667				10,577			10,517			10,912		11,314		11,736
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Short (1-5 Years) Index
Accumulated Value	1,000,000						1,010,731					997,846				982,766				1,018,372				1,052,191				1,097,919
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Short Municipal Debt Funds Index
Accumulated Value	1,000,000						1,009,804					1,001,311				995,648				1,033,031				1,071,095				1,111,047
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Virginia Municipal Debt Funds Index
Accumulated Value				10,000					10,150				10,145				10,481				11,352				11,440				11,347			10,623			11,164		11,530		11,978
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Virginia Municipal Debt Funds Index
Accumulated Value				$ 10,000					$ 10,150				$ 10,145				$ 10,481				$ 11,352				$ 11,440				$ 11,347			$ 10,623			$ 11,164		$ 11,530		$ 11,978
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Virginia Municipal Debt Funds Index
Accumulated Value	$ 1,000,000						$ 1,019,273					$ 1,010,961				$ 946,448				$ 994,673				$ 1,027,278				$ 1,067,219